SEGMENT REPORTING (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SEGMENT REPORTING
Revenue	$ 71,187	$ 58,972	$ 74,144
PC multimedia processor business
SEGMENT REPORTING
Revenue	53,435	47,857	69,146
PC multimedia processor business | PC camera multimedia products
SEGMENT REPORTING
Revenue	48,778	41,535	52,999
PC multimedia processor business | Image sensors
SEGMENT REPORTING
Revenue	4,233	5,439	14,666
PC multimedia processor business | Other products
SEGMENT REPORTING
Revenue	424	883	1,481
Surveillance and security business
SEGMENT REPORTING
Revenue	17,760	12,083	5,524
Intersegment elimination
SEGMENT REPORTING
Revenue	$ (8)	$ (968)	$ (526)